Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair value measurement
Fair value measurement

5.  Fair value measurement

As of December 31, 2015 and 2016, information about inputs into the fair value measurement of the Group’s assets that are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	462,158	—	462,158	—
Restricted cash	2,114,913	—	2,114,913	—
Short-term investments
Time deposits	28,501	—	28,501	—
Wealth management products	2,751,981	—	2,751,981	—
Investment securities
Listed equity securities	1,005,831	1,005,831	—	—

Total assets	6,363,384	1,005,831	5,357,553	—

		Fair value measurement at reporting date using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	4,472,900	—	4,472,900	—
Restricted cash	4,391,955	—	4,391,955	—
Short-term investments
Time deposits	3,512,000	—	3,512,000	—
Wealth management products	3,661,626	—	3,661,626	—
Investment securities
Listed equity securities	1,059,632	1,059,632	—	—
Trust investments	724,449	—	724,449	—
Other investments	17,764,345	—	17,764,345	—

Total assets	35,586,907	1,059,632	34,527,275	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Cash equivalents

Time deposits. The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted cash

Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments

Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

As of December 31, 2015 and 2016, gross unrealized gains of RMB1,981 and RMB19,287 were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2014, 2015 and 2016, respectively.

Investment securities

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The following table summarizes the carrying value and fair value of the investment securities which are accounted for as available-for-sale securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2015	1,254,589	77,299	—	(326,057)	1,005,831

December 31, 2016	1,181,710	116,434	(37,551)	(200,961)	1,059,632

On May 12, 2016, the Group invested in Bluefocus Communication Group Co., Ltd. (“BlueFocus”) by subscription of its newly issued ordinary shares, representing approximately 0.8% of the outstanding ordinary shares of BlueFocus. Total cash consideration for the investment in BlueFocus was RMB200,000.

The Group reviews its available-for-sale securities investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Impairment charges of RMB326,057 and RMB200,961 were recorded for the years ended December 31, 2015 and 2016, respectively.

Trust investments. The Group values its trust investments using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Other investments

The Group values other investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

Other financial instruments

The followings are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Short-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 7 —“Business Combination”.

Investment in equity investees. Investments in privately held companies and publicly traded companies included within investment in equity investees in the Consolidated Balance Sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies were measured using significant unobservable inputs (Level 3) as of December 31, 2014, 2015 and 2016, with impairment charges of nil, RMB285,051 and RMB436,621 were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2014, 2015 and 2016, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies and associated impairment charges are discussed in Note 6 —“Investment in equity investees”.